DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Discontinued Operations and Disposal Groups [Abstract]
Sales price	$ 25,150,000
Loss upon sale of membership interests	1,628,124
Interest expense and amortization of debt discounts and loan origination fees	16,199,865	$ 10,542,120
Revenues	11,316,081	6,319,028
Net loss	(12,350,388)	(21,572,840)
Depreciation expense	$ 1,158,886	$ 370,790